DWS Strategic High Yield Tax-Free Fund N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MUNICIPAL TRUST
Entity Central Index Key	0000203142
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Oct. 01, 2025